Earnings per share	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Earnings per share

4	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to ordinary shareholders of the parent company
	Half-year to
	30 Jun	30 Jun	31 Dec
	2021	2020	2020
	$m	$m	$m
Profit attributable to shareholders of the parent company	7,949	2,639	2,590
Dividend payable on preference shares classified as equity	(7)	(45)	(45)
Coupon payable on capital securities classified as equity	(666)	(617)	(624)
Profit attributable to ordinary shareholders of the parent company	7,276	1,977	1,921

Basic and diluted earnings per share
	Half-year to
	30 Jun 2021			30 Jun 2020			31 Dec 2020
	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	7,276	20,211	0.36	1,977	20,162	0.10	1,921	20,176	0.10
Effect of dilutive potential ordinary shares		97			58			63
Diluted[1]	7,276	20,308	0.36	1,977	20,220	0.10	1,921	20,239	0.09
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).